Derivatives and Hedging Instruments - Derivative Fair Values (Details) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Derivatives, Fair Value [Line Items]
Derivative Assets, Fair Value	$ 5	$ 1
Derivative Liabilities, Fair Value	1	2
Derivatives designated as hedging instrument [Member]
Derivatives, Fair Value [Line Items]
Derivative Assets, Fair Value	4	0
Derivative Liabilities, Fair Value	0	1
Derivatives not designated as hedging instrument [Member]
Derivatives, Fair Value [Line Items]
Derivative Assets, Fair Value	1	1
Derivative Liabilities, Fair Value	1	1
Foreign Exchange Contract [Member] | Derivatives designated as hedging instrument [Member] | Other current assets [Member]
Derivatives, Fair Value [Line Items]
Derivative Asset, Notional Amount	169	104
Derivative Assets, Fair Value	4	0
Foreign Exchange Contract [Member] | Derivatives designated as hedging instrument [Member] | Other current liabilities [Member]
Derivatives, Fair Value [Line Items]
Derivative Liability, Notional Amount	0	142
Derivative Liabilities, Fair Value	0	1
Foreign Exchange Contract [Member] | Derivatives not designated as hedging instrument [Member] | Other current assets [Member]
Derivatives, Fair Value [Line Items]
Derivative Asset, Notional Amount	219	101
Derivative Assets, Fair Value	1	1
Foreign Exchange Contract [Member] | Derivatives not designated as hedging instrument [Member] | Other current liabilities [Member]
Derivatives, Fair Value [Line Items]
Derivative Liability, Notional Amount	157	292
Derivative Liabilities, Fair Value	$ 1	$ 1